Principal assumptions on actuarial valuation (Details) - ₩ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure - Principal assumptions on actuarial valuation [Abstract]
Discount rate	1.92%~2.05%	2.24% ~ 2.90%
Future salary and benefit levels	4.39%	4.88%
Weighted average duration	13.23	13.71